DUE FROM FACTOR (Details Narrative)	12 Months Ended
Dec. 31, 2023 USD ($)
Stateside [Member]
Debt Instrument [Line Items]
Debt instrument variable rate	4.00%
Maximum commission and fees payable	$ 30,000
London Interbank Offered Rate Libor 2 [Member]
Debt Instrument [Line Items]
Debt instrument variable rate	2.50%
Prime Rate [Member] | Stateside [Member]
Debt Instrument [Line Items]
Debt instrument variable rate	2.00%
Maximum commission and fees payable	$ 30,000
Prime Rate [Member] | Bailey 44 LLc [Member]
Debt Instrument [Line Items]
Debt instrument variable rate	4.25%